Schedule of Country Incorporation Principal Place of Business (Details)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
United States Of America Country [Member]
IfrsStatementLineItems [Line Items]
Principal place of business		United States of America
Australia Country [Member]
IfrsStatementLineItems [Line Items]
Principal place of business	[1]	Australia
Australia Country One [Member]
IfrsStatementLineItems [Line Items]
Principal place of business	[1]	Australia
Ireland Country [Member]
IfrsStatementLineItems [Line Items]
Principal place of business		Ireland
United States Of America Country One [Member]
IfrsStatementLineItems [Line Items]
Principal place of business		United States of America
Wimp2 Warrior LLC [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity		Wimp 2 Warrior LLC
Proportion of ownership interests held by non-controlling interests		100.00%	100.00%
Wimp2 Warrior Productions Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity	[1]	Wimp 2 Warrior Productions Pty Ltd
Proportion of ownership interests held by non-controlling interests	[1]	0.00%	95.00%
Wimp2 Warrior Digital Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity	[1]	Wimp 2 Warrior Digital Pty Ltd
Proportion of ownership interests held by non-controlling interests	[1]	0.00%	100.00%
Wimp2 Warrior Ireland Limited [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity		Wimp 2 Warrior (Ireland) Limited
Proportion of ownership interests held by non-controlling interests		100.00%	100.00%
Hype Co [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity		Hype.Co
Proportion of ownership interests held by non-controlling interests		100.00%	0.00%

[1]	Entities deregistered in the period to June 30, 2024.